united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 81 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 10/31/18

Item 1. Reports to Stockholders.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website Advisoronefunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

AdvisorOne Funds Semi-Annual Report

Table of Contents

Letter from the Portfolio Management Team	1

CLS Global Aggressive Equity Fund
Portfolio Summary	4
Performance Update	5

CLS Global Diversified Equity Fund
Portfolio Summary	6
Performance Update	7

CLS Growth and Income Fund
Portfolio Summary	8
Performance Update	9

CLS Flexible Income Fund
Portfolio Summary	10
Performance Update	11

CLS International Equity Fund
Portfolio Summary	12
Performance Update	13

CLS Shelter Fund
Portfolio Summary	14
Performance Update	15

Schedule of Investments
CLS Global Aggressive Equity Fund	16
CLS Global Diversified Equity Fund	18
CLS Growth and Income Fund	20
CLS Flexible Income Fund	22
CLS International Equity Fund	25
CLS Shelter Fund	26

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AdvisorOne Funds Semi-Annual Report

Table of Contents (Continued)

Statements of Assets and Liabilities	27

Statements of Operations	29

Statements of Changes in Net Assets
CLS Global Aggressive Equity Fund	31
CLS Global Diversified Equity Fund	31
CLS Growth and Income Fund	32
CLS Flexible Income Fund	32
CLS International Equity Fund	33
CLS Shelter Fund	33

Financial Highlights
CLS Global Aggressive Equity Fund	34
CLS Global Diversified Equity Fund	35
CLS Growth and Income Fund	36
CLS Flexible Income Fund	37
CLS International Equity Fund	38
CLS Shelter Fund	39

Notes to Financial Statements	40

Shareholder Expense Example	60

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AdvisorOne Funds Semi-Annual Report

Letter from the Portfolio Management Team

Dear Shareholders:

Though the U.S. stock market is currently in its second “correction” (loss of more than 10% off recent high prices) in 2018, it is important to note that the “bull market” (no losses of 20% off the highs) which began in March 2009 is still intact, making this near ten year run in the market the longest and strongest bull market in our lifetimes. In fact, the U.S. stock market is on the cusp of its strongest ten-year stock market returns ever.

Stock markets outside the U.S., however, have lagged during the bull market, and this was particularly and sharply so over the last six months ended October 31, 2018. Relative losses were driven by a stronger U.S. dollar and concerns over global trade.

Over the six-month period that ended October 31, 2018, the overall global stock market, as defined by the MSCI All-Country World Index, lost 3.94%. The U.S. market, as defined by the Russell 3000 (an index composed of the 3,000 largest U.S. stocks), gained 2.70%. The S&P 500 (an index of 500 large-capitalization companies widely used as a benchmark for larger companies) gained 3.40%, and the Russell 2000 (an index comprised of the 2,000 smallest companies of the Russell 3000 and used as a benchmark for smaller companies) lost 1.4%.

Overseas, equity markets fared more poorly over the six months ended October 31, 2018. The MSCI ACWI (ex-US) (an index for international stocks) lost 11.32%. The MSCI EAFE (an index of developed markets) lost 9.92%, while the MSCI Emerging Market (an index for emerging markets) lost 16.53%.

As for fixed income over the same period, the Bloomberg Barclays U.S. Aggregate Bond Index (a proxy for U.S. investment-grade bond market) lost -0.19% while cash, using the 1-3-month Treasury bills index (an index of very short-term government debt securities) as a proxy, gained 0.97%.

All in all, although it was a not a good six months for globally diversified and balanced portfolios, we believe globally balanced portfolios can work for investors. Since 2000, for instance, a portfolio of 60% global stocks (60% domestic and 40% international) and 40% bonds has outperformed the S&P 500 in terms of total returns – with lower risk. And note that this has occurred despite the S&P being nearly ten years into its most impressive bull market ever.

At CLS Investments (CLS), we continue to strongly believe that Risk-Budgeted (meaning they are managed to a target risk level), global, balanced portfolios help investors succeed over time. We believe this basic approach makes sense for many investors.

AdvisorOne Funds Semi-Annual Report

The CLS Approach

Let’s break down our beliefs into a bit more detail as they inform our approach to portfolio management of the AdvisorOne Funds.

1)	Helping Investors Succeed

We believe risk-budgeted, global, balanced portfolios, along with clear and transparent communication help investors achieve success. If portfolios behave as expected, investors are more likely to stay the course with their investment plans.

2)	Global

We believe diversification across domestic and international markets should provide smoother returns and ultimately higher risk-adjusted performance than domestic-only portfolios over time.

3)	Balanced

We believe multi-asset allocations — and managing the proper balance between assets depending on a portfolio’s mandate — work for investors. Again, smoother returns can translate into better investor experiences and results.

We also believe in the power of teamwork and discipline. All AdvisorOne Funds are team-managed using disciplined processes that we believe are key to long-term success.

Investment Outlook

As active, multi-asset allocators, we build our various portfolios around the CLS Investment Themes. These Themes are approved by the CLS Investment Committee and guide our approach to managing the AdvisorOne Funds. Our current themes:

Be Active:

CLS is active at the overall portfolio level by tilting toward asset classes we believe have favorable relative valuations (relative to their history and the over-all global market), which currently include international stocks and value stocks.

When building portfolios, all else being equal, CLS prefers to use actively managed funds over those that are passively managed.

AdvisorOne Funds Semi-Annual Report

Be Smart:

CLS emphasizes factor based ETFs, known as smart beta ETFs, which tilt toward factors such as value, momentum, and size. Smart beta ETFs use methodologies that diverge away from a broad market cap weighted index.

Be Creative:

We continue to be creative in diversifying portfolios by utilizing investments that are not correlated with stocks or bonds. We use alternative investments and real assets to improve diversification.

Thank you for your trust and confidence in managing your funds.

Sincerely,

CLS Investments Portfolio Management Team

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

2128-CLS-11/28/2018

5359-NLD-11/28/2018

AdvisorOne Funds Semi-Annual Report

CLS Global Aggressive Equity Fund - Portfolio Summary

Portfolio Commentary

CLS Global Aggressive Equity returned -6.04% over the six-month period ended October 31, 2018. The Fund has a Risk Budget of 110 (over time, it assumes 110% of the risk of a diversified stock portfolio consisting of 60% domestic equities and 40% international equities).

Health care and consumer companies, particularly retail stocks, contributed positively to performance. Positions in international markets, including Asia and Europe, generally detracted from performance.

The largest portfolio tilts are toward value stocks, particularly in the health care and financial sectors. Regionally, emerging markets are favored, particularly in the Asia region, with less being allocated toward the U.S., Europe, and Canada.

Turnover for the Fund over the past six months ended October 31, 2018, was 14%.

*	Based on total net asset value as of October 31, 2018. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

2128-CLS-11/28/2018

5359-NLD-11/28/2018

Portfolio Composition*

Top Ten Portfolio Holdings*	* Percentages based on Net Assets
VanEck Vectors Morningstar Wide Moat ETF	8.03%
The Fund is a rules-based, equal weighted index intended to offer exposure to the 20 most attractively price companies with sustainable competitive advantages.
iShares Edge MSCI International Value Factor ETF	6.12%
The Fund seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with value characteristics and relatively lower valuations.
VanEck Vectors Pharmaceutical ETF	5.99%
The Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Listed Pharmaceutical 25 Index (MVPPHTR), which is intended to track the overall performance of companies involved in pharmaceuticals, including pharmaceutical research and development as well a production, marketing and sales of pharmaceuticals.
iShares U.S. Financial Services ETF	5.34%
The Fund seeks to track the investment results of an index composed of U.S. equities in the financial sector.
VanEck Vectors Retail ETF	5.01%
The Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Listed Retail 25 Index (MVRTHTR), which is intended to track the overall performance of companies involved in retail distribution, wholesalers, on-line, direct mail and TV retailers, multi-line retailers, specialty retailers and food and other staples retailers.
iShares MSCI All Country Asia ex Japan ETF	4.50%
The Fund seeks to track the investment results of an index composed of Asian equities, excluding Japan.
First Trust Dorsey Wright International Focus 5 ETF	4.50%
The Fund seeks to provide targeted exposure to the five First Trust sector and industry based ETFs that Dorsey, Wright & Associates (DWA) believes offer the greatest potential to outperform the other ETFs in the selection universe and that satisfy trading volume and liquidity requirements.
iShares Currency Hedged MSCI Japan ETF	4.49%
The Fund seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar
iShares U.S. Insurance ETF	4.05%
The Fund seeks to track the investment results of an index composed of U.S. equities in the insurance sector.
iShares Nasdaq Biotechnology ETF	4.03%
The Fund seeks to track the investment results of an index composed of biotechnology and pharmaceutical equities listed on the NASDAQ.

AdvisorOne Funds Semi-Annual Report

CLS Global Aggressive Equity Fund - Performance Update

Annualized Total Returns as of October 31, 2018

						Since
			3 Year	5 Year	10 Year	Inception	Inception
	6 Months*	1 Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)	Date
Class N Shares[1]	(6.04)%	(3.36)%	8.29%	6.43%	N/A	9.13%	10/1/09
MSCI ACWI Index	(3.94)%	(0.52)%	7.74%	6.15%	N/A	8.37%	10/1/09
Risk Budget Benchmark	(3.08)%	0.48%	8.53%	7.12%	N/A	9.80%	10/1/09

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a contingent deferred sales charge (“CDSC”).

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.75% for Class N shares, per the September 1, 2018 prospectus. This material must be proceeded or accompanied by a Prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Global Aggressive Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index captures all sources of equity returns in 23 developed and 24 emerging markets.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of 110% of a blended benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US). The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities.

AdvisorOne Funds Semi-Annual Report

CLS Global Diversified Equity Fund - Portfolio Summary

Portfolio Commentary

CLS Global Diversified Equity returned -6.35% for the six-month period ended October 31, 2018. The Fund has a Risk Budget of 100 (over time, it is approximately as risky as a diversified stock portfolio consisting of 60% domestic equities and 40% international equities).

Exposure to the global health care sector and factor positions in quality and momentum contributed positively to the performance. Exposure to emerging market equities detracted from performance during the period.

Regarding our equity positioning among sectors, the largest sector tilt is in health care. Within regional positioning, the largest tilt remains Asia, both developed and emerging. International securities, particularly in emerging markets, continue to look attractive from a valuation standpoint.

Turnover for the Fund over the last six months ended October 31, 2018, was 13%.

*	Based on total net asset value as of October 31, 2018. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

2128-CLS-11/28/2018

5359-NLD-11/28/2018

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
SPDR S&P Emerging Markets Dividend ETF	9.80%
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P® Emerging Markets Dividend Opportunities Index.
iShares Edge MSCI USA Quality Factor ETF	9.18%
The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
JPMorgan Diversified Return International Equity ETF	8.55%
The Fund seeks to track the FTSE Developed ex North America Diversified Factor Index, which was developed in partnership between FTSE and JP MorganVanguard.
iShares Global Healthcare ETF	4.81%
The Fund seeks to track the investment results of an index composed of global equities in the healthcare sector.
iShares Edge MSCI USA Momentum Factor ETF	4.61%
The Fund seeks to track the performance of an index that measures the performance of U.S. large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics, before fees and expenses.
Davis Select Financial ETF	4.57%
The Fund seeks long-term capital growth and capital preservation.
Schwab Fundamental Emerging Markets Large Company Index ETF	4.57%
goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFI™ Emerging Markets Large Company Index
Vanguard Dividend Appreciation ETF	4.56%
The Fund seeks to track the performance of the NASDAQ US Dividend Achievers Select Index.
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	4.27%
The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® Emerging Markets Equity Index.
SPDR S&P Emerging Asia Pacific ETF	4.19%
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P® Asia Pacific Emerging BMI Index.

AdvisorOne Funds Semi-Annual Report

CLS Global Diversified Equity Fund - Performance Update

Annualized Total Returns as of October 31, 2018

			3 Year	5 Year	10 Year
	6 Months*	1 Year	(Annualized)	(Annualized)	(Annualized)
Class N Shares[1]	(6.35)%	(2.26)%	6.79%	5.25%	9.65%
MSCI ACWI Index	(3.94)%	(0.52)%	7.74%	6.15%	9.75%
Risk Budget Benchmark	(3.08)%	0.48%	8.53%	7.12%	10.82%

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.50% for Class N shares, per the September 1, 2018 prospectus. This material must be proceeded or accompanied by a Prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Global Diversified Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index captures all sources of equity returns in 23 developed and 24 emerging markets.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The blended benchmark consists of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US). The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities.

AdvisorOne Funds Semi-Annual Report

CLS Growth and Income Fund - Portfolio Summary

Portfolio Commentary

CLS Growth & Income returned -3.35% for the six-month period ended October 31, 2018. The Fund has a Risk Budget of 55 (over time, it is approximately 55% as risky as a diversified stock portfolio consisting of 60% domestic equities and 40% international equities).

Performance was negatively impacted primarily by its international positions, in both emerging markets and developed international. Secondarily weighing on performance relative to the Fund’s Risk Budget benchmark was exposure to fixed income. Helping performance over the last six months ended October 31, 2018, was the Fund’s exposure to domestic smart beta ETFs, especially those emphasizing value, momentum and quality.

Regarding key portfolio positioning, the Fund is overweight international relative to its global benchmark. The Fund also has an emphasis on value stocks over growth stocks, meaning investments with lower valuations are preferred. Within fixed income, the Fund’s interest rate sensitivity (duration) is similar to the benchmark, but the credit quality is higher, meaning the Fund has less exposure to lower-quality bonds. The Fund also has a small but important emphasis on alternative and real assets (such as commodities and real estate) to diversify portfolios.

Turnover for the Fund over the last six months ended October 31, 2018, was 21%.

*	Based on total net asset value as of October 31, 2018. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

2128-CLS-11/28/2018

5359-NLD-11/28/2018

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
Fidelity Total Bond ETF	7.56%
The Fund seeks to provide a high level of current income. The fund normally invests at least 80% of its assets in debt securities of all types and repurchase agreements for those securities.
iShares Edge MSCI USA Value Factor ETF	7.14%
The Fund seeks to track the performance of an index that measures the performance of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, before fees and expenses.
Invesco DB Commodity Index Tracking Fund	7.02%
The Fund seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Diversified Commodity Index Excess Return™. The fund pursues its investment objective by investing in index commodities.
Schwab US TIPS ETF	6.72%
The Fund seeks to track as closely as possible, before fees and expenses, the total return of the Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L). The fund will invest at least 90% of its net assets in securities included in the index.
PIMCO Enhanced Short Maturity Active ETF	5.87%
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
First Trust TCW Opportunistic Fixed Income ETF	4.37%
The Fund seeks to maximize long-term total return. Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including investment borrowings) in fixed income securities.
iShares Edge MSCI USA Momentum Factor ETF	3.93%
The Fund seeks to track the performance of an index that measures the performance of U.S. large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics, before fees and expenses.
iShares Edge MSCI USA Quality Factor ETF	3.90%
The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
Invesco FTSE RAFI Emerging Markets ETF	3.90%
The Fund is based on the FTSE RAFI Emerging Markets Index (Index). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index and American Depository Receipts (ADRs) based on the securities in the Index.
FlexShares Global Upstream Natural Resources Index Fund	3.50%
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar® Global Upstream Natural Resources IndexSM (Underlying Index).

AdvisorOne Funds Semi-Annual Report

CLS Growth and Income Fund - Performance Update

Annualized Total Returns as of October 31, 2018

			3 Year	5 Year	10 Year
	6 Months*	1 Year	(Annualized)	(Annualized)	(Annualized)
Class N Shares[1]	(3.35)%	(1.46)%	4.36%	3.12%	6.92%
MSCI ACWI Index	(3.94)%	(0.52)%	7.74%	6.15%	9.75%
Risk Budget Benchmark	(1.18)%	1.16%	5.13%	4.23%	6.24%

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.54% for Class N shares, per the September 1, 2018 prospectus. This material must be proceeded or accompanied by a Prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Growth and Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index captures all sources of equity returns in 23 developed and 24 emerging markets.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 55% of a blended benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US), and (ii) 45% of the 1-3 month Treasury Bill index. The weightings against this benchmark are consistent with the risk level of the Fund and these indexes are utilized to reflect the Fund’s broad exposure to the global equity market. The index includes both developed and emerging markets. The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Semi-Annual Report

CLS Flexible Income Fund - Portfolio Summary

Portfolio Commentary

CLS Flexible Income returned -0.52% for the six-month period ended October 31, 2018. The Fund has a Risk Budget of 20 (over time, it is approximately 20% as risky as a diversified stock portfolio consisting of 60% domestic equities and 40% international equities).

Performance was positively impacted by its positioning in high-yield bonds, short and intermediate-term bonds, municipal bonds and domestic equities. Commodities, long-term bonds, emerging market bonds, and international equities detracted from performance during the period.

Over the time frame, the Fund increased exposure to investment grade floating-rate loans, intermediate term bonds, and international equities and reduced exposure to short-term bonds, inflation-protected treasuries, high-yield bonds, and municipal bonds.

In terms of sector positioning, the largest overweight remains to corporate bonds, both investment-grade and high-yield. The Fund also has notable overweights to securitized securities and international bonds. The Fund is underweight treasury inflation-protected securities. CLS believes short-term interest rates to continue to move higher albeit less than what the market anticipates as of this writing. Currently, there is a modestly below-benchmark duration positioning for the Fund.

Turnover for the Fund over the last six months ended October 31, 2018, was 6%.

*	Based on total net asset value as of October 31, 2018. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

2128-CLS-11/28/2018

5359-NLD-11/28/2018

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
SPDR Doubleline Total Return Tactical ETF	8.07%
The Fund seeks to maximize total return.
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	7.95%
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
iShares Core U.S. Aggregate Bond ETF	5.36%
The Fund seeks to track the investment results of an index composed of the total U.S. investment-grade bond market.
iShares 3-7 Year Treasury Bond ETF	5.13%
The Fund seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years.
Vanguard Total Bond Market ETF	4.87%
The Fund seeks to track the performance of a broad, market-weighted bond index.
iShares 1-3 Year Treasury Bond ETF	4.85%
The Fund seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years.
Vanguard Intermediate-Term Corporate Bond ETF	4.42%
The Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity.
Invesco Senior Loan ETF	4.33%
The fund seeks to provide a high level of current income, consistent with preservation of capital by investing at least 80% of its net assets in adjustable-rate senior loans.
iShares Intermediate-Term Corporate Bond ETF	4.31%
Term Corporate Bond ETF-The Fund seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between five and ten years.
Janus Henderson Short Duration Income ETF	4.19%
The Fund is an actively managed fixed income ETF which seeks to provide a steady income stream with low volatility and capital preservation across economic cycles. It is designed to move beyond conventional constraints and provide positive absolute returns.

AdvisorOne Funds Semi-Annual Report

CLS Flexible Income Fund - Performance Update

Annualized Total Returns as of October 31, 2018

						Since
			3 Year	5 Year	10 Year	Inception	Inception
	6 Months*	1 Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)	Date
Class N Shares[1]	(0.52)%	(1.22)%	1.95%	1.59%	N/A	2.65%	10/1/09
Bloomberg Barclays US Aggregate Bond Index	(0.19)%	(2.05)%	1.04%	1.83%	N/A	2.89%	10/1/09
Risk Budget Benchmark	0.21%	1.50%	2.42%	1.89%	N/A	2.29%	10/1/09

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.16% for Class N shares, per the September 1, 2018 prospectus. This material must be proceeded or accompanied by a Prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Flexible Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The Bloomberg Barclays US Aggregate Bond Index is a market-capitalization-weighted index that covers the USD-denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Prior to August 24, 2016, the Index was known as Barclays Aggregate Bond Index.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 20% of a blended benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US), and (ii) 80% of the 1-3 month Treasury Bill index. The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Semi-Annual Report

CLS International Equity Fund - Portfolio Summary

Portfolio Commentary

CLS International Equity returned -12.42% for the six-month period, ended October 31, 2018. The Fund consists of primarily international equities and is not Risk Budgeted although it is managed with risk considerations and a focus on delivering higher incremental-income relative to its benchmark. The portfolio management methodology is quantitatively driven through the use of fundamental risk factors.

Allocations to the momentum factor as well as individual country allocations within Asia hurt performance. Individual country allocations within Europe and minimum volatility factor exposures helped performance.

At the end of October, the Fund continues to be overweight to emerging markets. The Fund is notably underweight to Japan and Europe. The factor allocations are positioned toward value and momentum.

Turnover for the Fund over the last six months ended October 31, 2018, was approximately 66%.

*	Based on total net asset value as of October 31, 2018. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

2128-CLS-11/28/2018

5359-NLD-11/28/2018

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets
Invesco DWA Emerging Markets Momentum ETF	15.02%
This Fund seeks to track the investment results (before fees and expenses) of the Dorsey Wright® Emerging Markets Technical Leaders Index (the “underlying index”). The fund will invest at least 90% of its total assets in the equity securities that comprise the underlying index. The underlying index is comprised of equity securities of large capitalization companies based in emerging market countries.
iShares Edge MSCI International Momentum Factor ETF	11.77%
The Fund seeks to track the performance of an index that measures the performance of large- and mid-capitalization developed international stocks exhibiting relatively higher momentum characteristics, before fees and expenses.
Schwab International Small-Cap Equity ETF	7.70%
The Funds goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Developed Small Cap ex US Liquid Index.
Invesco FTSE RAFI Developed Markets ex-US ETF	5.05%
The Fund goal is to track as closely as possible, before fees and expenses, the total return of the FTSE Developed Small Cap ex US Liquid Index.
iShares MSCI Chile ETF	5.00%
The Fund seeks to track the investment results of an index composed of Chilean equities.
iShares MSCI Canada ETF	5.00%
The Fund seeks to track the investment results of the MSCI Canada Custom Capped Index. The fund will at all times invest at least 90% of its assets in the securities of its underlying index and in depositary receipts representing securities in its underlying index. The underlying index is designed to measure broad-based equity performance in Canada. The underlying index uses a capping methodology to limit the weight of any single component to a maximum of 25% of the underlying index. The underlying index may include large-, mid- or small-capitalization companies.
VanEck Vectors Russia ETF	4.92%
The Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Russia Index. The fund normally invests at least 80% of its total assets in securities that comprise the fund’s benchmark index
iShares MSCI EAFE Value ETF	4.64%
The Fund seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics.
iShares MSCI Spain ETF	4.62%
The Fund seeks to track the investment results of the MSCI Spain 25/50 Index. The fund will at all times invest at least 80% of its assets in the securities of its underlying index and in depositary receipts representing securities in its underlying index. The underlying index is a free float-adjusted market capitalization-weighted index with a capping methodology applied to issuer weights so that no single issuer of a component exceeds 25% of the underlying index weight, and all issuers with a weight above 5% do not cumulatively exceed 50% of the underlying index weight. The fund is non-diversified.
Global X MSCI Norway ETF	4.19%
The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Norway IMI 25/50 Index.

AdvisorOne Funds Semi-Annual Report

CLS International Equity Fund - Performance Update

Annualized Total Returns as of October 31, 2018

			3 Year	5 Year	10 Year
	6 Months*	1 Year	(Annualized)	(Annualized)	(Annualized)
Class N Shares[1]	(12.42)%	(9.80)%	4.33%	2.75%	6.99%
MSCI ACWI (ex-US) Index	(11.32)%	(8.24)%	4.37%	1.63%	6.92%

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.01% for Class N shares, per the September 1, 2018 prospectus. This material must be proceeded or accompanied by a Prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS International Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

AdvisorOne Funds Semi-Annual Report

CLS Shelter Fund - Portfolio Summary

Portfolio Commentary

CLS Shelter returned -2.41% for the six-month period ended October 31, 2018. The Fund has a risk-based benchmark (75 percent of a blended benchmark consisting of 80 percent of the Russell 3000 Index (composed of the 3,000 largest U.S. stocks) and 20 percent of the MSCI ACWI (ex-US) (a benchmark for international stocks), and 25 percent of the 1-3-month Treasury Bill index (an index of very short-term government debt securities).

During this time frame, the market experienced fairly high volatility, and there were multiple trades in the Fund moving in and out of diversified stocks and reduced volatility stocks.

The Fund began the six-month period ended October 31, 2018, with 75% invested in diversified stocks and 25% in reduced volatility stocks. Several changes occurred in the Fund during the period of May through September, with the Fund peaking at 95% diversified stocks and 5% reduced volatility stocks on August 8th, and again on September 13th. In October, markets declined more sharply, and the Fund ended the period with 50% in diversified stocks and 50% reduced volatility stocks.

Over the six-month period ended October 31, trades to reduced volatility stocks benefitted the Fund’s performance, particularly during the sharper decline in October. Exposure to domestic equity factors including value and momentum, while held, were particularly beneficial to the portfolio. Exposure to international stocks generally had a negative impact on performance, emerging market stocks and international real estate in particular.

Turnover for the Fund over the last six months six-month period ended October 31, 2018, was 126%.

*	Based on total net asset value as of October 31, 2018. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. Past performance does not guarantee future results and there is no assurance that the Fund will achieve its investment objective.

2128-CLS-11/28/2018

5359-NLD-11/28/2018

Portfolio Composition*

Top Portfolio Holdings*	*Percentages based on Net Assets
iShares Edge MSCI Min Vol Global ETF	19.97%
The Fund seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets.
iShares Edge MSCI USA Value Factor ETF	19.69%
The Fund seeks to track the performance of an index that measures the performance of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, before fees and expenses.
Invesco S&P 500 Low Volatility ETF	15.63%
The Fund seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility Index (the “underlying index”). The fund generally will invest at least 90% of its total assets in common stocks that comprise the underlying index. Volatility is a statistical measurement of the magnitude of up and down asset price fluctuations (increases or decreases in a stock’s price) over time. It generally invests in all of the securities comprising the underlying index in proportion to their weightings in the underlying index.
iShares Edge MSCI Min Vol USA ETF	15.45%
The Fund seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.
Invesco FTSE RAFI Emerging Markets ETF	9.89%
The Fund is based on the FTSE RAFI Emerging Markets Index (Index). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index and American Depository Receipts (ADRs) based on the securities in the Index.
Schwab Fundamental U.S. Small Company Index ETF	9.67%
The Funds goal is to track as closely as possible, before fees and expenses, the total return of the Russell RAFITM US Small Company Index.
iShares Edge MSCI USA Quality Factor ETF	8.01%
The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.

AdvisorOne Funds Semi-Annual Report

CLS Shelter Fund - Performance Update

Annualized Total Returns as of October 31, 2018

						Since
			3 Year	5 Year	10 Year	Inception	Inception
	6 Months*	1 Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)	Date
Class N Shares[1]	(2.41)%	1.47%	8.56%	7.30%	N/A	5.92%	12/30/09
MSCI ACWI Index	(3.94)%	(0.52)%	7.74%	6.15%	N/A	7.81%	12/30/09
Risk Based Benchmark	0.15%	3.16%	7.67%	6.89%	N/A	8.34%	12/30/09

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.39% for Class N shares, per the September 1, 2018 prospectus. This material must be proceeded or accompanied by a Prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call 1-866-811-0225.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Shelter Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The MSCI ACWI Index captures all sources of equity returns in 23 developed and 24 emerging markets.

*	Performance of the risk based benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk based benchmark consists of (i) 75% of a blended benchmark consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US), and (ii) 25% of the 1-3 month Treasury Bill index. The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited)
October 31, 2018

	Shares	Fair Value ($)
Equity Funds - 100.36%
Alternative - 1.39%
JPMorgan Diversified Alternatives ETF *	85,000	$2,063,800

Commodity Funds - 1.09%
Invesco DB Agriculture Fund *	93,000	1,619,130

Developed International - 26.95%
Davis Select International ETF * ^	300,000	4,830,000
First Trust Dorsey Wright International Focus 5 ETF +	363,000	6,675,570
iShares Currency Hedged MSCI Japan ETF +	214,000	6,659,680
iShares Edge MSCI International Value Factor ETF +	383,000	9,084,760
iShares MSCI Australia ETF +	164,500	3,388,700
iShares MSCI Hong Kong ETF +	39,000	833,430
iShares MSCI Turkey ETF +	56,000	1,307,600
iShares MSCI United Kingdom ETF +	49,000	1,558,690
WisdomTree Europe SmallCap Dividend Fund +	98,000	5,670,280
		40,008,710
Emerging Markets - 13.14%
Hartford Multifactor Emerging Markets ETF ^	142,000	3,095,600
Invesco FTSE RAFI Emerging Markets ETF	224,000	4,486,720
iShares MSCI All Country Asia ex Japan ETF +	106,000	6,676,940
iShares MSCI India ETF	63,304	1,911,148
SPDR S&P Emerging Asia Pacific ETF	38,000	3,337,540
		19,507,948
Global - 3.34%
Cambria Global Value ETF	222,100	4,957,272

Large Cap Core - 19.71%
First Trust NASDAQ Technology Dividend Index Fund	165,801	5,864,381
Invesco S&P 500 Equal Weight Consumer Staples ETF	20,000	2,572,400
VanEck Vectors Morningstar Wide Moat ETF +	271,000	11,926,710
VanEck Vectors Pharmaceutical ETF +	147,000	8,887,620
		29,251,111
Large Cap Growth - 12.05%
Fidelity Momentum Factor ETF +	153,000	4,944,960
iShares PHLX Semiconductor ETF +	31,000	5,051,760
VanEck Vectors Gold Miners ETF	24,000	454,320
VanEck Vectors Retail ETF ^ +	72,000	7,432,560
		17,883,600
Large Cap Value - 8.60%
Fidelity Value Factor ETF ^ +	148,000	4,850,182
iShares U.S. Financial Services ETF	63,000	7,919,730
		12,769,912
16	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited) (Continued)
October 31, 2018

	Shares	Fair Value ($)
Real Estate - 0.36%
IQ US Real Estate Small Cap ETF	22,000	$539,724

Small/Mid Cap Growth - 4.03%
iShares Nasdaq Biotechnology ETF +	57,500	5,984,025

Small/Mid Cap Value - 9.70%
First Trust Energy AlphaDEX Fund +	379,000	5,703,950
Invesco Solar ETF	38,000	702,620
iShares U.S. Insurance ETF ^ +	98,000	6,009,242
US Global Jets ETF +	67,000	1,975,160
		14,390,972

Total Equity Funds (cost $130,941,809)		148,976,204

Money Market Fund - 0.11%
Short-Term Cash - 0.11%
Federated Government Obligations Fund Institutional Class, 2.04% **	161,237	161,237
Total Money Market Funds (cost $161,237)		161,237

Collateral for Securities Loaned - 20.44%
Dreyfus Government Cash Management Institutional Class, 2.00% **	54,463	54,463
Milestone Treasury Obligations Fund Institutional Class, 2.00% ** !	30,296,000	30,296,000
Total Collateral for Securities Loaned (cost $30,350,463)		30,350,463

Total Investments (cost $161,453,509) - 120.91%		$179,487,904
Liabilities Less Other Assets - Net - (20.91)%		(31,045,186)
NET ASSETS - 100.00%		$148,442,718

+	All or a portion of this security is on loan. Total loaned securities had a value of $31,212,589 at October 31, 2018. The loaned securities were secured with cash collateral of $30,350,463 and non-cash collateral of $1,557,856. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian, The Fund cannot pledge or resell the collateral.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2018.

^	Affiliated issuer due to ownership.

!	Affiliated issuer due to 5% ownership and related management.

DB - Deutsche Bank

FTSE - Financial Times and Stock Exchange

IPO - Initial Public Stock Offering

MSCI - Morgan Stanley Capital International

PHLX - Philadelphia Stock Exchange

RAFI - Research Affiliates Fundamental Indexation

SPDR - Standard & Poor’s Depositary Receipts

17	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited)
October 31, 2018

	Shares	Fair Value ($)
Equity Funds - 100.19%
Commodity Funds - 7.72%
Invesco DB Commodity Index Tracking Fund * +	974,000	$16,519,040
Teucrium Corn Fund *	55,000	886,600
Teucrium Wheat Fund *	150,000	921,000
WisdomTree Continuous Commodity Index Fund * ^ +	700,000	12,782,000
		31,108,640
Developed International - 23.26%
Franklin FTSE Canada ETF ^ +	26,000	602,966
Franklin FTSE United Kingdom ETF ^ +	70,000	1,626,800
iShares MSCI Canada ETF	250,000	6,627,500
iShares MSCI EAFE Value ETF	331,952	16,016,684
iShares MSCI Spain ETF +	75,000	2,076,750
iShares MSCI Turkey ETF	35,000	817,250
JPMorgan Diversified Return International Equity ETF	650,000	34,417,500
USAA MSCI International Value Momentum Blend Index ETF +	115,000	5,134,865
Vanguard FTSE Europe ETF	234,000	12,116,520
Vanguard FTSE Pacific ETF	222,000	14,221,320
		93,658,155
Emerging Markets - 24.21%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	574,000	17,185,560
iShares MSCI Russia ETF	165,500	5,572,385
Schwab Fundamental Emerging Markets Large Company Index ETF	684,700	18,391,042
SPDR S&P Emerging Asia Pacific ETF +	192,000	16,863,360
SPDR S&P Emerging Markets Dividend ETF ^	1,375,000	39,476,250
		97,488,597
Global - 5.04%
Cambria Global Value ETF	41,764	932,173
iShares Global Healthcare ETF +	328,000	19,361,840
		20,294,013
Large Cap Core - 19.40%
Davis Select Financial ETF ^	800,000	18,400,000
ERShares Entrepreneur 30 ETF	154,072	2,487,431
iShares Edge MSCI USA Momentum Factor ETF +	173,000	18,557,710
John Hancock Multi-Factor Health Care ETF ^ +	300,000	9,963,000
SPDR SSGA Gender Diversity Index ETF	145,000	10,358,800
Vanguard Dividend Appreciation ETF	177,000	18,347,820
		78,114,761
Large Cap Growth - 13.24%
ClearBridge All Cap Growth ETF +	50,000	1,452,000
Fidelity MSCI Information Technology Index ETF	56,000	3,080,000
iShares Edge MSCI USA Quality Factor ETF +	442,557	36,966,786
SPDR MFS Systematic Growth Equity ETF ^	150,000	11,823,690
		53,322,476
18	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited) (Continued)
October 31, 2018

	Shares	Fair Value ($)
Large Cap Value - 5.42%
iShares Edge MSCI USA Value Factor ETF	100,000	$8,266,000
John Hancock Multifactor Consumer Staples ETF ^	200,000	5,440,000
Oppenheimer Russell 1000 Yield Factor ETF ^	35,000	872,879
SPDR S&P Global Natural Resources ETF	157,500	7,241,850
		21,820,729
Real Estate - 1.90%
FlexShares Global Quality Real Estate Index Fund	120,000	6,943,200
Hartford Multifactor REIT ETF +	50,000	733,100
		7,676,300

Total Equity Funds (cost $354,792,364)		403,483,671

Money Market Fund - 0.61%
Short-Term Cash - 0.61%
Federated Government Obligations Fund Institutional Class, 2.04% **	2,471,792	2,471,792
Total Money Market Fund (cost $2,471,792)		2,471,792

Collateral for Securities Loaned - 6.19%
Dreyfus Government Cash Management Institutional Class, 2.00% **	53,321	53,321
Milestone Treasury Obligations Fund Institutional Class, 2.00% ** !	24,830,900	24,830,900
Total Collateral for Securities Loaned (cost $24,884,221)		24,884,221

Total Investments (cost $382,148,377) - 106.99%		$430,839,684
Liabilities Less Other Assets - Net - (6.99)%		(28,136,612)
NET ASSETS - 100.00%		$402,703,072

+	All or a portion of this security is on loan. Total loaned securities had a value of $30,406,661 at October 31, 2018. The loaned securities were secured with cash collateral of $24,884,221 and non-cash collateral of $6,187,261. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian, The Fund cannot pledge or resell the collateral.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2018.

^	Affiliated issuer due to 5% ownership.

!	Affiliated issuer due to 5% ownership and related management.

DB - Deutsche Bank

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MFS - Massachusetts Financial Services Co.

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipts

SSGA - State Street Global Advisors

USAA - United Services Automobile Association

19	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited)
October 31, 2018

	Shares	Fair Value ($)
Bond Funds - 41.27%
High Yield Bonds - 1.22%
SPDR Blackstone / GSO Senior Loan ETF	110,000	$5,172,200

Intermediate/Long-Term Bonds - 29.97%
Fidelity Total Bond ETF ^ +	664,963	31,964,772
First Trust TCW Opportunistic Fixed Income ETF ^ +	380,000	18,456,600
iShares 3-7 Year Treasury Bond ETF +	17,000	2,021,980
iShares 20+ Year Treasury Bond ETF +	45,000	5,111,100
iShares 7-10 Year Treasury Bond ETF +	97,000	9,764,020
iShares TIPS Bond ETF	47,100	5,126,364
PIMCO Active Bond ETF +	117,500	11,927,425
Schwab US TIPS ETF +	535,200	28,403,064
SPDR Doubleline Total Return Tactical ETF	296,922	13,943,457
		126,718,782
International Bond - 0.69%
Invesco Emerging Markets Sovereign Debt ETF +	111,329	2,907,913

Short-Term Bonds - 9.39%
iShares 1-3 Year Treasury Bond ETF	93,000	7,726,440
Janus Henderson Short Duration Income ETF +	60,000	3,004,200
PIMCO Enhanced Short Maturity Active ETF	244,157	24,801,468
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	135,000	4,148,550
		39,680,658
Total Bond Funds (cost $177,758,404)		174,479,553
Equity Funds - 56.69%
Alternative - 1.15%
JPMorgan Diversified Alternatives ETF *	200,000	4,856,000

Commodity Funds - 9.08%
Invesco DB Agriculture Fund * +	500,000	8,705,000
Invesco DB Commodity Index Tracking Fund * +	1,751,200	29,700,352
		38,405,352
Developed International - 10.18%
Davis Select International ETF * +	35,000	563,500
Franklin FTSE Canada ETF ^ +	10,000	231,910
Goldman Sachs ActiveBeta International Equity ETF	300,000	8,079,000
iShares MSCI EAFE Value ETF	275,000	13,268,750
iShares MSCI Europe Financials ETF	259,000	4,783,730
iShares MSCI Turkey ETF	45,000	1,050,750
SPDR Solactive Canada ETF ^	75,000	4,106,010
Vanguard FTSE Europe ETF	211,500	10,951,470
		43,035,120
Emerging Markets - 7.62%
Invesco FTSE RAFI Emerging Markets ETF	822,800	16,480,684
iShares Core MSCI Emerging Markets ETF	175,200	8,279,952
iShares MSCI Mexico ETF +	30,896	1,300,104
iShares MSCI Russia ETF	87,000	2,929,290
Morgan Stanley China A Share Fund, Inc.	172,308	3,213,544
		32,203,574
Global - 5.66%
FlexShares Global Upstream Natural Resources Index Fund	470,000	14,795,600
iShares Global Healthcare ETF	155,000	9,149,650
		23,945,250

20	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited) (Continued)
October 31, 2018

	Shares	Fair Value ($)
Large Cap Core - 5.61%
Invesco S&P 500 Equal Weight Consumer Staples ETF	55,000	$7,074,100
iShares Edge MSCI USA Momentum Factor ETF +	155,000	16,626,850
		23,700,950
Large Cap Growth - 3.90%
iShares Edge MSCI USA Quality Factor ETF	197,613	16,506,614

Large Cap Value - 8.26%
Financial Select Sector SPDR Fund	50,607	1,329,952
iShares Edge MSCI USA Value Factor ETF	365,000	30,170,900
Vanguard Communication Services ETF +	42,000	3,427,620
		34,928,472
Real Estate - 1.15%
FlexShares Global Quality Real Estate Index Fund	84,213	4,872,564

Small/Mid Cap Core - 0.88%
Schwab Fundamental U.S. Small Company Index ETF	100,000	3,695,000

Small/Mid Cap Value - 3.20%
Alerian MLP ETF +	957,500	9,402,650
Invesco Solar ETF	224,093	4,143,479
		13,546,129
Total Equity Funds (cost $217,243,804)		239,695,025

Money Market Fund - 2.69%
Short-Term Cash - 2.69%
Federated Government Obligations Fund Institutional Class, 2.04% **	11,364,746	11,364,746
Total Money Market Fund (cost $11,364,746)		11,364,746

Collateral for Securities Loaned - 11.90%
Dreyfus Government Cash Management Institutional Class, 2.00% **	94,945	94,945
Milestone Treasury Obligations Fund Institutional Class, 2.00% ** !	50,228,600	50,228,600
Total Collateral for Securities Loaned (cost $50,323,545)		50,323,545

Total Investments (cost $456,690,499) - 112.55%		$475,862,869
Liabilities Less Other Assets - Net - (12.55)%		(53,052,043)
NET ASSETS - 100.00%		$422,810,826

+	All or a portion of this security is on loan. Total loaned securities had a value of $83,292,119 at October 31, 2018. The loaned securities were secured with cash collateral of $50,323,545 and non-cash collateral of $34,916,739. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian, The Fund cannot pledge or resell the collateral.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2018.

^	Affiliated issuer due to 5% ownership.

!	Affiliated issuer due to 5% ownership and related management.

CEF - Closed End Fund DB - Deutsche Bank

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

RAFI - Research Affiliates

SPDR - Standard & Poor’s Depositary Receipts

TIPS - Treasury Inflation-Protected Securities

21	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited)
October 31, 2018

	Shares	Fair Value ($)
Bond Funds - 87.04%
High Yield Bonds - 15.05%
BlackRock Corporate High Yield Fund, Inc. +	78,416	$770,045
Invesco Senior Loan ETF +	413,550	9,515,786
iShares iBoxx High Yield Corporate Bond ETF +	58,080	4,899,048
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund +	56,295	5,558,005
SPDR Blackstone / GSO Senior Loan ETF	137,316	6,456,598
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	216,775	5,865,932
		33,065,414
Intermediate/Long-Term Bonds - 45.67%
iShares 20+ Year Treasury Bond ETF	46,100	5,236,038
iShares 3-7 Year Treasury Bond ETF +	94,700	11,263,618
iShares 7-10 Year Treasury Bond ETF +	38,000	3,825,080
iShares Broad USD Investment Grade Corporate Bond ETF +	66,900	3,522,285
iShares Core U.S. Aggregate Bond ETF	112,626	11,779,553
iShares Intermediate-Term Corporate Bond ETF +	180,760	9,466,401
iShares TIPS Bond ETF	68,048	7,406,344
NuShares Enhanced Yield US Aggregate Bond ETF	66,400	1,530,520
PIMCO Active Bond Exchange-Traded Fund	59,909	6,081,363
SPDR Doubleline Total Return Tactical ETF	377,519	17,728,292
Vanguard Intermediate-Term Corporate Bond ETF	117,483	9,698,222
Vanguard Mortgage-Backed Securities ETF	41,000	2,074,190
Vanguard Total Bond Market ETF	137,385	10,694,048
		100,305,954
International Bond - 4.91%
Invesco Emerging Markets Sovereign Debt ETF +	205,271	5,361,679
iShares JP Morgan EM Local Currency Bond ETF *	27,400	1,187,516
iShares JP Morgan USD Emerging Markets Bond ETF	40,350	4,223,031
		10,772,226
Preferred Security - 1.43%
iShares US Preferred Stock ETF +	86,775	3,136,049

Short-Term Bonds - 19.98%
iShares 1-3 Year Treasury Bond ETF +	128,115	10,643,794
Janus Henderson Short Duration Income ETF	184,000	9,212,880
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	171,922	17,463,837
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	213,800	6,570,074
		43,890,585

Total Bond Funds (cost $198,557,121)		191,170,228

Equity Funds - 10.28%
Commodity Funds - 0.66%
United States Commodity Index Fund *	35,500	1,456,565

Developed International - 1.72%
iShares MSCI EAFE ETF	12,500	780,750
iShares MSCI EAFE Value ETF	62,000	2,991,500
		3,772,250
22	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
October 31, 2018

	Shares	Fair Value ($)
Emerging Markets - 1.47%
iShares China Large-Cap ETF	27,000	$1,060,830
Vanguard FTSE Emerging Markets ETF	57,000	2,158,020
		3,218,850
Large Cap Core - 2.13%
iShares Core S&P 500 ETF	17,160	4,680,562

Large Cap Value - 3.05%
Fidelity MSCI Financials Index ETF	62,000	2,370,260
Financial Select Sector SPDR Fund	42,700	1,122,156
Vanguard High Dividend Yield ETF	17,000	1,415,420
Vanguard Value ETF +	17,105	1,798,933
		6,706,769
Small/Mid Cap Core - 0.54%
Royce Value Trust, Inc.	85,367	1,191,723

Small/Mid Cap Value - 0.71%
Alerian MLP ETF +	159,500	1,566,290

Total Equity Funds (cost $21,211,842)		22,593,009

	Principal ($)	Fair Value ($)
U.S. Government and Agency Obligations - 2.46%
Fannie Mae Pool, 3.50%, due 12/1/2030	$167,150	163,888
Fannie Mae Pool, 3.50%, due 7/1/2032	363,239	360,859
Fannie Mae Pool, 4.00%, due 2/1/2040	201,766	203,393
Fannie Mae Pool, 4.00%, due 10/1/2040	160,040	161,329
Fannie Mae Pool, 4.00%, due 6/1/2041	327,491	330,133
Fannie Mae Pool, 4.00%, due 9/1/2041	340,715	343,459
Fannie Mae Pool, 4.00%, due 12/1/2041	219,655	221,427
Fannie Mae Pool, 5.00%, due 11/1/2039	188,354	199,269
Fannie Mae Pool, 5.00%, due 2/1/2040	254,855	269,611
Fannie Mae Pool, 5.50%, due 12/1/2039	115,533	123,818
Fannie Mae Pool, 5.50%, due 4/1/2040	125,497	133,918
Fannie Mae Pool, 6.00%, due 12/1/2035	176,711	192,860
Fannie Mae Pool, 6.00%, due 12/1/2038	63,079	67,993
Federal Home Loan Mortgage Corp., 2.00%, due 3/12/2020	1,000,000	989,091
Federal National Mortgage Association, 2.00%, due 8/28/2020	1,000,000	984,000
Freddie Mac Gold Pool, 4.50%, due 2/1/2041	202,202	209,606
Freddie Mac Gold Pool, 5.50%, due 6/1/2034	151,668	163,103
Freddie Mac Gold Pool, 6.00%, due 5/1/2037	51,816	57,011
Freddie Mac Gold Pool, 6.50%, due 4/1/2039	72,672	80,243
Government National Mortgage Association, 3.50%, due 7/16/2039	65,715	64,809
Government National Mortgage Association, 4.00%, due 2/20/2039	88,941	89,848

Total U.S. Government and Agency Obligations (cost $5,479,720)		5,409,668
23	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
October 31, 2018

	Shares	Fair Value ($)
Collateral for Securities Loaned - 20.13%
Dreyfus Government Cash Management Institutional Class, 2.00% **	67,273	$67,273
Milestone Treasury Obligations Fund Institutional Class, 2.00% ** !	44,143,300	44,143,300
Total Collateral for Securities Loaned (cost $44,210,573)		44,210,573

Total Investments (cost $269,459,256) - 119.91%		$263,383,478
Liabilities Less Other Assets - Net - (19.91)%		(43,738,296)
NET ASSETS - 100.00%		$219,645,182

+	All or a portion of this security is on loan. Total loaned securities had a value of $44,612,981 at October 31, 2018. The loaned securities were secured with cash collateral of $44,210,573 and non-cash collateral of $1,513,160. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian, The Fund cannot pledge or resell the collateral.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2018.

!	Affiliated issuer due to 5% ownership and related management.

EAFE - Europe, Australasia, Far East

EM - Emerging Markets

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poors’ Depositary Receipts

TIPS - Treasury Inflation-Protected Security

24	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS International Equity Fund (Unaudited)
October 31, 2018

	Shares	Fair Value ($)
Equity Funds - 99.66%
Developed International - 58.37%
Global X MSCI Norway ETF +	124,300	$1,716,583
Invesco FTSE RAFI Developed Markets ex-US ETF +	51,700	2,066,966
iShares Edge MSCI International Momentum Factor ETF	175,300	4,818,997
iShares Edge MSCI Min Vol Emerging Markets ETF	18,900	1,039,122
iShares MSCI Australia ETF +	27,500	566,500
iShares MSCI Canada ETF +	77,200	2,046,572
iShares MSCI EAFE Value ETF	39,400	1,901,050
iShares MSCI Hong Kong ETF	53,500	1,143,295
iShares MSCI Ireland ETF	20,600	848,926
iShares MSCI Spain ETF +	68,300	1,891,227
iShares MSCI Switzerland ETF	44,200	1,463,020
iShares MSCI Turkey ETF	34,900	814,915
iShares MSCI United Kingdom ETF +	13,300	423,073
Schwab International Small-Cap Equity ETF	98,500	3,153,970
		23,894,216
Emerging Markets - 41.29%
Invesco DWA Emerging Markets Markets Momentum ETF +	383,600	6,149,108
iShares MSCI Chile ETF +	49,300	2,046,936
iShares MSCI Mexico ETF +	32,000	1,346,560
iShares MSCI Philippines ETF +	51,800	1,550,892
iShares MSCI Taiwan ETF	41,000	1,358,330
iShares MSCI Thailand ETF +	18,400	1,595,280
Schwab Fundamental Emerging Markets Large Company Index ETF +	31,400	843,404
VanEck Vectors Russia ETF	96,900	2,015,520
		16,906,030
Total Equity Funds (cost $44,151,879)		40,800,246
Money Market Fund - 0.80%
Short-Term Cash - 0.80%
Federated Prime Cash Obligations Fund Institutional Class, 2.04% *	327,742	327,742
Total Money Market Funds (cost $327,742)		327,742

Collateral for Securities Loaned - 17.24%
Dreyfus Government Cash Management Institutional Class, 2.00% *	11,394	11,394
Milestone Treasury Obligations Fund Institutional Class, 2.00% * !	7,046,700	7,046,700
Total Collateral for Securities Loaned (cost $7,058,094)		7,058,094

Total Investments (cost $51,537,715) - 117.70%		$48,186,082
Liabilities Less Other Assets - Net - (17.70)%		(7,247,029)
NET ASSETS - 100.00%		$40,939,053

+	All or a portion of this security is on loan. Total loaned securities had a value of $6,905,790 at October 31, 2018. The loaned securities were secured with cash collateral of $7,058,094.

*	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2018.

!	Affiliated issuer due to 5% ownership and related management.

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

RAFI - Research Affiliates

SPDR - Standard & Poors’ Depositary Receipts

TIPS - Treasury Inflation-Protected Securities

25	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Shelter Fund (Unaudited)
October 31, 2018

	Shares	Fair Value ($)
Equity Funds - 98.31%
Emerging Markets - 9.89%
Invesco FTSE RAFI Emerging Markets ETF +	1,035,900	$20,749,077

Global - 19.97%
iShares Edge MSCI Min Vol Global ETF +	500,000	41,880,000

Large Cap Value - 58.78%
Invesco S&P 500 Low Volatility ETF +	683,170	32,785,328
iShares Edge MSCI Min Vol USA ETF	592,000	32,400,160
iShares Edge MSCI USA Quality Factor ETF	201,040	16,792,871
iShares Edge MSCI USA Value Factor ETF +	499,600	41,296,936
		123,275,295
Small / Mid-Cap Core - 9.67%
Schwab Fundamental U.S. Small Company Index ETF	549,100	20,289,245

Total Equity Funds (cost $209,616,174)		206,193,617

Money Market Fund - 1.55%
Short-Term Cash - 1.55%
Federated Prime Cash Obligations Fund Institutional Class, 2.04% *	3,248,118	3,248,118
Total Money Market Funds (cost $3,248,118)		3,248,118

Collateral for Securities Loaned - 3.38%
Dreyfus Government Cash Management Institutional Class, 2.00% *	15,150	15,150
Milestone Treasury Obligations Fund Institutional Class, 2.00% * !	7,061,700	7,061,700
Total Collateral for Securities Loaned (cost $7,076,850)		7,076,850

Total Investments (cost $219,941,142) - 103.24%		$216,518,585
Liabilities Less Other Assets - Net - (3.24)%		(6,790,358)
NET ASSETS - 100.00%		$209,728,227

+	All or a portion of this security is on loan. Total loaned securities had a value of $6,982,709 at October 31, 2018. The loaned securities were secured with cash collateral of $7,076,850, and non cash collateral of $70,619. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian, The Fund cannot pledge or resell the collateral.

*	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2018.

!	Affiliated issuer due to 5% ownership and related management.

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

RAFI - Research Affiliates

26	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Unaudited)
October 31, 2018

	CLS Global	CLS Global	CLS
	Aggressive	Diversified	Growth and
	Equity Fund	Equity Fund	Income Fund
Assets:
Unaffiliated investments, at cost	$108,016,252	$261,446,583	$350,349,006
Affiliated Investments, at cost	53,437,257	120,701,794	106,341,493
Unaffiliated investments in securities, at value *	$122,974,320	$305,021,199	$370,874,978
Affiliated Investments in securities, at value	56,513,584	125,818,485	104,987,891
Receivable for securities sold	3,110,382	6,692,095	13,494,776
Receivable for fund shares sold	56,884	103,582	54,640
Receivable for security lending	49,792	69,232	84,327
Interest and dividends receivable	525	1,045	241,512
Prepaid expenses and other assets	22,920	31,927	29,323
Total Assets	182,728,407	437,737,565	489,767,447

Liabilities:
Securities lending collateral (Note 8)	30,350,463	24,884,221	50,323,545
Payable for securities purchased	3,110,493	8,339,550	15,077,763
Accrued advisory fees	84,175	261,276	277,571
Payable for fund shares redeemed	677,609	1,407,267	1,131,295
Due to custodian	—	—	—
Accrued shareholder servicing fees	30,125	86,548	91,392
Payable to affiliates	17,403	34,954	35,890
Accrued expenses and other liabilities	15,421	20,677	19,165
Total Liabilities	34,285,689	35,034,493	66,956,621
Net Assets	$148,442,718	$402,703,072	$422,810,826

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$118,152,522	$315,946,271	$386,798,093
Accumulated earnings	30,290,196	86,756,801	36,012,733
Net Assets	$148,442,718	$402,703,072	$422,810,826

Class N Shares:
Net assets	$148,442,718	$402,703,072	$422,810,826
Net asset value, offering price, and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$14.62	$17.56	$10.97
Total shares outstanding at end of period	10,153,815	22,930,412	38,528,644

*	Includes Securities Loaned $31,212,589; $30,406,661; $83,292,119.
27	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Unaudited) (Continued)
October 31, 2018

	CLS	CLS
	Flexible	International	CLS
	Income Fund	Equity Fund	Shelter Fund
Assets:
Unaffiliated investments, at cost	$225,315,956	$44,491,015	$212,879,442
Affiliated Investments, at cost	44,143,300	7,046,700	7,061,700
Unaffiliated investments in securities, at value *	$219,240,178	$41,139,382	$209,456,885
Affiliated Investments in securities, at value	44,143,300	7,046,700	7,061,700
Receivable for securities sold	1,495,440	—	—
Receivable for fund shares sold	36,729	4,768	589,840
Receivable for security lending	23,312	21,191	14,301
Interest and dividends receivable	21,758	382	3,309
Prepaid expenses and other assets	24,906	9,318	14,664
Total Assets	264,985,623	48,221,741	217,140,699

Liabilities:
Securities lending collateral (Note 8)	44,210,573	7,058,094	7,076,850
Payable for securities purchased	—	—	—
Accrued advisory fees	63,670	11,250	151,114
Payable for fund shares redeemed	399,927	185,216	118,800
Due to custodian	579,748	—	—
Accrued shareholder servicing fees	47,336	6,264	37,530
Payable to affiliates	22,250	9,113	14,154
Accrued expenses and other liabilities	16,937	12,751	14,024
Total Liabilities	45,340,441	7,282,688	7,412,472
Net Assets	$219,645,182	$40,939,053	$209,728,227

Composition of Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$226,975,915	$41,488,025	$186,240,286
Accumulated earnings	(7,330,733)	(548,972)	23,487,941
Net Assets	$219,645,182	$40,939,053	$209,728,227

Class N Shares:
Net assets	$219,645,182	$40,939,053	$209,728,227
Net asset value, offering price, and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$9.94	$4.23	$14.17
Total shares outstanding at end of period	22,101,055	9,683,382	14,803,894

*	Includes Securities Loaned $44,612,981; $6,905,790; $6,982,709.
28	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2018

	CLS Global	CLS Global	CLS
	Aggressive	Diversified	Growth and
	Equity Fund	Equity Fund	Income Fund
Investment Income:
Dividend income - Unaffiliated	$1,385,542	$3,975,856	$5,926,001
Dividend income - Affiliated	131,220	1,326,889	559,522
Interest income	2,362	7,522	64,767
Securities lending income-net *	346,125	354,885	627,159
Total Investment Income	1,865,249	5,665,152	7,177,449

Expenses:
Investment advisory fees	624,449	1,674,706	1,717,659
Shareholder Service Fees:
Class N	208,149	558,235	572,553
Administration fees	80,017	162,361	163,959
Accounting fees	24,872	39,641	40,025
Transfer agent fees	24,600	31,526	30,308
Trustees’ fees	15,391	15,366	15,367
Registration & filing fees	13,193	16,944	15,386
Printing and postage expense	15,879	36,101	27,923
Professional fees	19,183	10,938	10,444
Custodian fees	6,691	17,938	18,370
Chief compliance officer fees	2,912	5,446	5,680
Miscellaneous fees and expenses	1,247	5,499	9,491
Total Expenses	1,036,583	2,574,701	2,627,165
Less: Fees waived and expenses reimbursed by the Advisor	(79,814)	(8,723)	—
Net Expenses	956,769	2,565,978	2,627,165
Net Investment Income	908,480	3,099,174	4,550,284

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments - Unaffiliated	4,006,265	6,780,424	(749,793)
Investments - Affiliated	289,197	—	—
Total net realized gain (loss)	4,295,462	6,780,424	(749,793)
Net change in unrealized depreciation on:
Investments - Unaffiliated	(12,262,867)	(28,171,577)	(17,637,777)
Investments - Affiliated	(2,452,044)	(9,226,144)	(956,041)
Total net change in unrealized depreciation	(14,714,911)	(37,397,721)	(18,593,818)
Net Realized and Unrealized Loss on Investments	(10,419,449)	(30,617,297)	(19,343,611)
Net Decrease in Net Assets Resulting from Operations	$(9,510,969)	$(27,518,123)	$(14,793,327)

*	A portion of securities lending income is from affiliated issuer.
29	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations (Unaudited) (Continued)
For the Six Months Ended October 31, 2018

	CLS	CLS
	Flexible	International	CLS
	Income Fund	Equity Fund	Shelter Fund
Investment Income:
Dividend income - Unaffiliated	$3,700,408	$783,848	$2,669,124
Dividend income - Affiliated	—	—	—
Interest income	138,452	3,257	27,910
Securities lending income-net *	259,178	142,693	43,836
Total Investment Income	4,098,038	929,798	2,740,870

Expenses:
Investment advisory fees	466,040	175,455	801,897
Shareholder Service Fees:
Class N	291,275	58,485	267,299
Administration fees	107,344	26,287	97,320
Accounting fees	28,159	16,162	27,052
Transfer agent fees	34,117	19,584	6,170
Trustees’ fees	15,309	15,353	15,487
Registration & filing fees	12,966	13,595	14,346
Printing and postage expense	15,948	17,254	6,139
Professional fees	16,947	20,809	17,648
Custodian fees	9,192	1,899	9,092
Chief compliance officer fees	3,614	2,202	3,708
Miscellaneous fees and expenses	1,903	—	1,362
Total Expenses	1,002,814	367,085	1,267,520
Less: Fees waived and expenses reimbursed by the Advisor	(71,096)	(98,348)	(37,676)
Net Expenses	931,718	268,737	1,229,844
Net Investment Income	3,166,320	661,061	1,511,026

Net Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments - Unaffiliated	(227,963)	(1,430,393)	(4,007,444)
Investments - Affiliated	—	—	—
Total net realized loss	(227,963)	(1,430,393)	(4,007,444)
Net change in unrealized depreciation on:
Investments - Unaffiliated	(4,082,804)	(5,197,706)	(2,808,761)
Investments - Affiliated	—	17,083	—
Total net change in unrealized depreciation	(4,082,804)	(5,180,623)	(2,808,761)
Net Realized and Unrealized Loss on Investments	(4,310,767)	(6,611,016)	(6,816,205)
Net Decrease in Net Assets Resulting from Operations	$(1,144,447)	$(5,949,955)	$(5,305,179)

*	A portion of securities lending income is from Affiliated issuer.
30	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets

	CLS Global Aggressive		CLS Global Diversified
	Equity Fund		Equity Fund
	Six Months		Six Months
	Ended		Ended
	October 31, 2018	Year Ended	October 31, 2018	Year Ended
	(Unaudited)	April 30, 2018	(Unaudited)	April 30, 2018
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$908,480	$1,667,337	$3,099,174	$5,254,989
Net realized gain on investments	4,295,462	11,796,418	6,780,424	45,495,594
Distributions of realized gains by underlying investment companies	—	2,063	—	539,494
Net change in unrealized appreciation (depreciation) on investments	(14,714,911)	7,435,259	(37,397,721)	11,178,093
Net increase (decrease) in net assets resulting from operations	(9,510,969)	20,901,077	(27,518,123)	62,468,170

Distributions to Shareholders:
From Net Investment Income	—	(1,417,247)	—	(6,442,543)
From Net Realized Gains	—	(6,602,527)	—	(35,413,394)
Total Distributions Paid *	—	—	—	—
Total Dividends and Distributions to Shareholders	—	(8,019,774)	—	(41,855,937)
From Fund Share Transactions (Note 7)	(12,396,995)	(1,776,910)	(31,106,039)	5,776,675
Total Increase (Decrease) in Net Assets	(21,907,964)	11,104,393	(58,624,162)	26,388,908

Net Assets:
Beginning of period	170,350,682	159,246,289	461,327,234	434,938,326
End of period **	$148,442,718	$170,350,682	$402,703,072	$461,327,234

*	Distributions from net investment income and net realized capital gains are combined for the six month period ended October 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended April 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets-End of Period includes undistributed net investment income (loss) of $243,965 and ($866,002) for CLS Global Aggressive Equity Fund and CLS Global Diversified Equity Fund as of April 30, 2018.

31	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	CLS Growth		CLS Flexible
	and Income Fund		Income Fund
	Six Months		Six Months
	Ended		Ended
	October 31, 2018	Year Ended	October 31, 2018	Year Ended
	(Unaudited)	April 30, 2018	(Unaudited)	April 30, 2018
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$4,550,284	$6,342,767	$3,166,320	$5,354,551
Net realized gain (loss) on investments	(749,793)	15,063,689	(227,963)	(387,593)
Distributions of realized gains by underlying investment companies	—	62,500	—	9,421
Net change in unrealized appreciation (depreciation) on investments	(18,593,818)	11,807,959	(4,082,804)	(3,073,973)
Net increase (decrease) in net assets resulting from operations	(14,793,327)	33,276,915	(1,144,447)	1,902,406

Distributions to Shareholders:
From Net Investment Income	—	(6,900,759)	—	(5,382,624)
From Net Realized Gains	—	(16,826,458)	—	—
Total Distributions Paid *	—	—	(3,169,352)	—
Total Dividends and Distributions to Shareholders	—	(23,727,217)	(3,169,352)	(5,382,624)
From Fund Share Transactions (Note 7)	(30,385,846)	12,680,849	(12,068,019)	11,365,194
Total Increase (Decrease) in Net Assets	(45,179,173)	22,230,547	(16,381,818)	7,884,976

Net Assets:
Beginning of period	467,989,999	445,759,452	236,027,000	228,142,024
End of period **	$422,810,826	$467,989,999	$219,645,182	$236,027,000

*	Distributions from net investment income and net realized capital gains are combined for the six month period ended October 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended April 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets-End of Period includes undistributed net investment income (loss) of ($1,232,772) and $816,475 for CLS Growth and Income Fund and CLS Flexible Income Fund as of April 30, 2018.

32	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	CLS International		CLS
	Equity Fund		Shelter Fund
	Six Months		Six Months
	Ended		Ended
	October 31, 2018	Year Ended	October 31, 2018	Year Ended
	(Unaudited)	April 30, 2018	(Unaudited)	April 30, 2018
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$661,061	$852,351	$1,511,026	$1,866,362
Net realized gain (loss) on investments	(1,430,393)	5,696,179	(4,007,444)	31,010,164
Distributions of realized gains by underlying investment companies	—	4,536	—	—
Net change in unrealized depreciation on investments	(5,180,623)	(97,617)	(2,808,761)	(14,349,989)
Net increase (decrease) in net assets resulting from operations	(5,949,955)	6,455,449	(5,305,179)	18,526,537

Distributions to Shareholders:
From Net Investment Income	—	(812,911)	—	(1,948,420)
From Net Realized Gains	—	(2,136,020)	—	(1,746,034)
Total Distributions Paid *	—	—	—	—
Total Dividends and Distributions to Shareholders	—	(2,948,931)	—	(3,694,454)
From Fund Share Transactions (Note 7)	(3,123,451)	(2,137,844)	14,671,234	56,152,254
Total Increase (Decrease) in Net Assets	(9,073,406)	1,368,674	9,366,055	70,984,337

Net Assets:
Beginning of period	50,012,459	48,643,785	200,362,172	129,377,835
End of period **	$40,939,053	$50,012,459	$209,728,227	$200,362,172

*	Distributions from net investment income and net realized capital gains are combined for the six month period ended October 31, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended April 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets-End of Period includes undistributed net investment income of $10,038 for CLS International Equity Fund as of April 30, 2018.

33	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
CLS Global Aggressive Equity Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ended April 30,
	2018		2018	2017	2016	2015	2014
	(Unaudited)
Net asset value, beginning of period	$15.56		$14.38	$12.26	$13.73	$13.47	$13.37

Income (loss) from investment operations:
Net investment income(a)(b)	0.09		0.15	0.17	0.26	0.24	0.08
Net realized and unrealized gain (loss) on investments	(1.03)		1.78	2.29	(1.14)	0.74	2.26
Total income (loss) from investment operations	(0.94)		1.93	2.46	(0.88)	0.98	2.34

Less distributions from:
Net investment income	—		(0.13)	(0.19)	(0.25)	(0.22)	(0.23)
Net realized gains	—		(0.62)	(0.15)	(0.34)	(0.50)	(2.01)
Total distributions from net investment income and net realized gains	—		(0.75)	(0.34)	(0.59)	(0.72)	(2.24)

Net asset value, end of period	$14.62		$15.56	$14.38	$12.26	$13.73	$13.47

Total return(c)	(6.04	)% (f)	13.44%	20.23%	(6.39)%	7.50%	17.87%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$148,443		$170,351	$159,246	$100,444	$101,201	$92,176
Ratio of net expenses to average net assets after expense reimbursement(d)	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements(d)	1.25	% (e)	1.23%	1.40%	1.38%	1.36%	1.37%
Ratio of net investment income to average net assets(b)	1.09	% (e)	0.99%	1.30%	2.10%	1.81%	0.61%
Portfolio turnover rate	14	% (f)	28%	32%	35%	50%	24%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

34	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
CLS Global Diversified Equity Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ended April 30,
	2018		2018	2017	2016	2015	2014
	(Unaudited)
Net asset value, beginning of period	$18.75		$17.94	$16.15	$18.26	$17.61	$15.43

Income (loss) from investment operations:
Net investment income(a)(b)	0.13		0.22	0.28	0.27	0.21	0.13
Net realized and unrealized gain (loss) on investments	(1.32)		2.42	2.09	(1.66)	0.95	2.17
Total income (loss) from investment operations	(1.19)		2.64	2.37	(1.39)	1.16	2.30

Less distributions from:
Net investment income	—		(0.28)	(0.49)	(0.13)	(0.34)	(0.12)
Net realized gains	—		(1.55)	(0.09)	(0.59)	(0.17)	—
Total distributions from net investment income and net realized gains	—		(1.83)	(0.58)	(0.72)	(0.51)	(0.12)

Net asset value, end of period	$17.56		$18.75	$17.94	$16.15	$18.26	$17.61

Total return(c)	(6.35	)% (f)	14.84%	14.95%	(7.59)%	6.68%	14.93%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$402,703		$461,327	$434,938	$424,701	$567,510	$484,015
Ratio of net expenses to average net assets after expense reimbursement(d)	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements(d)	1.15	% (e)	1.13%	1.20%	1.19%	1.17%	1.18%
Ratio of net investment income to average net assets(b)	1.39	% (e)	1.15%	1.64%	1.59%	1.19%	0.78%
Portfolio turnover rate	13	% (f)	24%	41%	58%	33%	27%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

35	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
CLS Growth and Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ended April 30,
	2018		2018	2017	2016	2015	2014
	(Unaudited)
Net asset value, beginning of period	$11.35		$11.12	$10.55	$10.99	$10.82	$10.94

Income (loss) from investment operations:
Net investment income(a)(b)	0.11		0.16	0.19	0.15	0.14	0.09
Net realized and unrealized gain (loss) on investments	(0.49)		0.68	0.61	(0.40)	0.22	0.56
Total income (loss) from investment operations	(0.38)		0.84	0.80	(0.25)	0.36	0.65

Less distributions from:
Net investment income	—		(0.18)	(0.21)	(0.13)	(0.11)	(0.31)
Net realized gains	—		(0.43)	(0.02)	(0.06)	(0.08)	(0.46)
Total distributions from net investment income and net realized gains	—		(0.61)	(0.23)	(0.19)	(0.19)	(0.77)

Net asset value, end of period	$10.97		$11.35	$11.12	$10.55	$10.99	$10.82

Total return(c)	(3.35	)% (f)	7.55%	7.68%	(2.14)%	3.31%	6.08%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$422,811		$467,990	$445,759	$365,609	$423,486	$305,585
Ratio of net expenses to average net assets after expense reimbursement/recapture(d)	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements/recapture(d)	1.15	% (e)	1.14%	1.21%	1.19%	1.19%	1.23%
Ratio of net investment income to average net assets(b)	1.99	% (e)	1.38%	1.75%	1.42%	1.33%	0.82%
Portfolio turnover rate	21	% (f)	23%	45%	56%	31%	39%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

36	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
CLS Flexible Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ended April 30,
	2018		2018	2017	2016	2015	2014
	(Unaudited)
Net asset value, beginning of period	$10.13		$10.28	$10.18	$10.35	$10.40	$10.76

Income (loss) from investment operations:
Net investment income(a)(b)	0.14		0.24	0.24	0.24	0.23	0.22
Net realized and unrealized gain (loss) on investments	(0.19)		(0.15)	0.11	(0.17)	(0.05)	(0.23)
Total income (loss) from investment operations	(0.05)		0.09	0.35	0.07	0.18	(0.01)

Less distributions from:
Net investment income	(0.14)		(0.24)	(0.25)	(0.24)	(0.23)	(0.22)
Net realized gains	—		—	—	—	—	(0.13)
Total distributions from net investment income and net realized gains	(0.14)		(0.24)	(0.25)	(0.24)	(0.23)	(0.35)

Net asset value, end of period	$9.94		$10.13	$10.28	$10.18	$10.35	$10.40

Total return(c)	(0.52	)% (f)	0.86%	3.48%	0.71%	1.75%	(0.01)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$219,645		$236,027	$228,142	$194,603	$197,700	$164,000
Ratio of net expenses to average net assets after expense reimbursement(d)	0.80	% (e)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets before waivers and reimbursements(d)	0.86	% (e)	0.86%	0.99%	0.94%	0.93%	0.97%
Ratio of net investment income to average net assets(b)	2.72	% (e)	2.32%	2.35%	2.33%	2.24%	2.08%
Portfolio turnover rate	6	% (f)	13%	9%	19%	5%	24%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized

37	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
CLS International Equity Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ended April 30,
	2018		2018	2017	2016	2015		2014
	(Unaudited)
Net asset value, beginning of period	$4.83		$4.50	$4.19	$4.68	$10.61		$10.75

Income (loss) from investment operations:
Net investment income(a)(b)	0.07		0.08	0.07	0.10	0.11		0.08
Net realized and unrealized gain (loss) on investments	(0.67)		0.54	0.34	(0.48)	0.33		0.73
Total income (loss) from investment operations	(0.60)		0.62	0.41	(0.38)	0.44		0.81

Less distributions from:
Net investment income	—		(0.08)	(0.07)	(0.11)	(0.23)		(0.08)
Net realized gains	—		(0.21)	(0.03)	—	(6.14)		(0.87)
Total distributions from net investment income and net realized gains	—		(0.29)	(0.10)	(0.11)	(6.37)		(0.95)

Net asset value, end of period	$4.23		$4.83	$4.50	$4.19	$4.68		$10.61

Total return(c)	(12.42	)% (h)	13.98%	10.03%	(8.11)%	9.82%		7.75%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$40,939		$50,012	$48,644	$19,753	$13,884		$255,231
Ratio of expenses to average net assets, excluding dividends from securities sold short and interest expense(d)	1.15	% (g)	1.15%	1.15%	1.15%	1.15	% (e)	1.15	% (e)
Ratio of expenses to average net assets before waivers and reimbursements, excluding dividends from securities sold short and interest expense(d)	1.57	% (g)	1.48%	2.07%	2.21%	1.37	% (f)	1.25	% (f)
Ratio of net investment income to average net assets(b)	2.83	% (g)	1.70%	1.62%	2.55%	1.06%		0.72%
Portfolio turnover rate	66	% (h)	111%	155%	230%	45%		44%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Including dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.19% for the year ended April 30, 2015 and 1.23% for the year ended April 30, 2014.

(f)	Including dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.41% for the year ended April 30, 2015 and 1.33% for the year ended April 30, 2014. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(g)	Annualized for periods less than one year.

(h)	Not annualized.

38	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
CLS Shelter Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ended April 30,
	2018		2018	2017	2016	2015	2014
	(Unaudited)
Net asset value, beginning of period	$14.51		$13.10	$11.65	$13.35	$12.21	$10.59

Income (loss) from investment operations:
Net investment income(a)(b)	0.11		0.16	0.10	0.15	0.13	0.09
Net realized and unrealized gain (loss) on investments	(0.45)		1.56	1.64	(0.75)	1.10	1.57
Total income (loss) from investment operations	(0.34)		1.72	1.74	(0.60)	1.23	1.66

Less distributions from:
Net investment income	—		(0.16)	(0.11)	(0.22)	(0.09)	(0.04)
Net realized gains	—		(0.15)	(0.18)	(0.88)	—	—
Total distributions from net investment income and net realized gains	—		(0.31)	(0.29)	(1.10)	(0.09)	(0.04)

Net asset value, end of period	$14.17		$14.51	$13.10	$11.65	$13.35	$12.21

Total return(c)	(2.41	)% (f)	13.11%	15.11%	(4.43)%	10.11%	15.66%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$209,728		$200,362	$129,378	$94,329	$98,241	$69,314
Ratio of net expenses to average net assets after expense reimbursement(d)	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements(d)	1.19	% (e)	1.18%	1.24%	1.24%	1.27%	1.37%
Ratio of net investment income to average net assets(b)	1.41	% (e)	1.14%	0.83%	1.19%	0.99%	0.75%
Portfolio turnover rate	126	% (f)	172%	147%	346%	106%	158%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

39	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)
October 31, 2018

1.	Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS International Equity Fund and CLS Shelter Fund, collectively the “Funds” and each individually a “Fund” are each a diversified series of the Trust. The Funds each offer an unlimited number of shares of beneficial interest without par value.

Fund	The primary investment objective of each Fund is as follows:
CLS Global Aggressive Equity Fund	Long-term growth
CLS Global Diversified Equity Fund	Long-term growth of capital without regard to current income
CLS Growth and Income Fund	Combination of current income and growth of capital
CLS Flexible Income Fund	Total return, consisting of capital growth and income, consistent with preservation of capital
CLS International Equity Fund	Growth of capital and current income
CLS Shelter Fund	Limiting the impact of large equity market declines. The Fund’s secondary investment objective is growth of capital.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term investments that mature in 60

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days or less may be valued at amortized cost, provided such valuations represent fair value. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized to maturity. Amortization of premium and accretion of market discount are charged to income. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the

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security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by their Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2018 for the Funds’ investments measured at fair value:

CLS Global Aggressive Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$148,976,204	$—	$—	$148,976,204
Money Market Funds	161,237	—	—	161,237
Collateral for Securities Loaned	30,350,463	—	—	30,350,463
Total	$179,487,904	$—	$—	$179,487,904

CLS Global Diversified Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$403,483,671	$—	$—	$403,483,671
Money Market Funds	2,471,792	—	—	2,471,792
Collateral for Securities Loaned	24,884,221	—	—	24,884,221
Total	$430,839,684	$—	$—	$430,839,684

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CLS Growth and Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$174,479,553	$—	$—	$174,479,553
Equity Funds	239,695,025	—	—	239,695,025
Money Market Funds	11,364,746	—	—	11,364,746
Collateral for Securities Loaned	50,323,545		—	50,323,545
Total	$475,862,869	$—	$—	$475,862,869

CLS Flexible Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$191,170,228	$—	$—	$191,170,228
Equity Funds	22,593,009	—	—	22,593,009
U.S. Government & Agency Obligations	—	5,409,668	—	5,409,668
Collateral for Securities Loaned	44,210,573	—	—	44,210,573
Total	$257,973,810	$5,409,668	$—	$263,383,478

CLS International Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$40,800,246	$—	$—	$40,800,246
Money Market Funds	327,742	—	—	327,742
Collateral for Securities Loaned	7,058,094	—	—	7,058,094
Total	$48,186,082	$—	$—	$48,186,082

CLS Shelter Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$206,193,617	$—	$—	$206,193,617
Money Market Funds	3,248,118	—	—	3,248,118
Collateral for Securities Loaned	7,076,850	—	—	7,076,850
Total	$216,518,585	$—	$—	$216,518,585

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of any level during the period. It is the Funds’ policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

*	Refer to the Schedules of Investments for security classifications.

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Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Income Taxes

It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2016-2018), or expected to be taken in the Funds’ 2019 tax returns. The Funds identified their major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions and Related Income

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds.

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Distributions to Shareholders

Income will normally be declared and distributed at least annually for all Funds with the exception of the CLS Flexible Income Fund. Income will normally be declared and distributed monthly for the CLS Flexible Income Fund. The Funds declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to the treatment of wash sale losses, grantor trust and partnership income.

Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	Investment Advisory Agreement and Transactions with Affiliates

Advisory Fees

The Trust has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Advisor”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC. As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Funds pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.75% of net assets for CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS International Equity Fund, and CLS Shelter Fund; CLS Flexible Income at the annualized rate of 0.40%. During the period ended October 31, 2018, the Advisor earned the following fees:

Fund	Advisory Fee
CLS Global Aggressive Equity Fund	$624,449
CLS Global Diversified Equity Fund	1,674,706
CLS Growth and Income Fund	1,717,659
CLS Flexible Income Fund	466,040
CLS International Equity Fund	175,455
CLS Shelter Fund	801,897

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The Trustees have adopted a Shareholder Servicing Plan with respect to the Class N Shares (“Shareholder Servicing Plan”). The Shareholder Servicing Plan allows each of the Funds to use part of its assets for the payment of certain shareholder servicing expenses, including administrative or other shareholder support services. For these services under the Shareholder Servicing Plan, each Fund pays CLS an amount up to 0.25% of average net assets attributable to Class N Shares of the respective Funds on an annualized basis. CLS uses monies to compensate other parties that have entered into shareholder servicing agreements with CLS with respect to the servicing of Fund shares.

The Advisor has contractually agreed to waive or limit its management fees and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, indirect fees and expenses of underlying funds, and extraordinary or non-recurring expenses, through August 31, 2019, so that the annual operating expenses of the Funds do not exceed the percentage of the average daily net assets as indicated below:

Expense Limitation
Class N
CLS Global Aggressive Fund, CLS Global Diversified Equity Fund,
CLS Growth and Income Fund, CLS International Equity Fund, and CLS Shelter Fund	1.25%
Class N
CLS Flexible Income Fund	0.90%

The fee waivers and expense reimbursements, if any, pursuant to this contractual agreement for the period ended October 31, 2018, were as follows:

Fund	Waiver/Reimbursement
CLS Global Aggressive Equity Fund	$79,814
CLS Global Diversified Equity Fund	8,723
CLS Flexible Income Fund	71,096
CLS International Equity Fund	98,348
CLS Shelter Fund	37,676

Fees waived or expenses reimbursed may be recouped by the Advisor from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding lesser of (i) the expense limitation at the time of waiver/reimbursement or (ii) the current expense limitation.

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The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through April 30 of the years indicated:

Fund	2019	2020	2021	Total
CLS Global Aggressive Equity Fund	$216,606	$262,430	$140,153	$619,189
CLS Global Diversified Equity Fund	183,160	199,886	—	383,046
CLS Growth and Income Fund	162,615	203,858	—	366,473
CLS Flexible Income Fund	272,835	359,396	132,609	764,840
CLS International Equity Fund	151,643	204,960	163,830	520,433
CLS Shelter Fund	84,181	94,615	56,398	235,194

Distributor

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of the Advisor that serves as principal underwriter for each Fund of the Trust and maintains all records required to be maintained pursuant to the Fund’s Shareholder Services Plan.

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

Gemini Fund Services, LLC (“GFS”), an affiliate of the Advisor and Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the distributor provide ancillary services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of the Distributor, GFS and the Advisor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Distributor, GFS and the Advisor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Trustees Fees

The Trust pays each Trustee of the Trust who was not an interested person an annual fee of $50,000 per year paid in quarterly installments. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

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4.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2018, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
CLS Global Aggressive Equity Fund	$161,453,509	$19,047,642	$(1,013,247)	$18,034,395
CLS Global Diversified Equity Fund	383,188,304	49,608,022	(1,956,642)	47,651,380
CLS Growth and Income Fund	458,488,944	24,133,175	(6,759,250)	17,373,925
CLS Flexible Income Fund	268,798,154	3,384,364	(8,799,040)	(5,414,676)
CLS International Equity Fund	51,538,068	5,009	(3,356,995)	(3,351,986)
CLS Shelter Fund	229,781,210	—	(13,262,625)	(13,262,625)

5.	Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the period ended October 31, 2018, were as follows:

Fund	Purchases	Sales
CLS Global Aggressive Equity Fund	$23,459,259	$34,565,481
CLS Global Diversified Equity Fund	57,935,673	84,159,849
CLS Growth and Income Fund	95,404,989	123,696,992
CLS Flexible Income Fund	12,736,309	18,687,059
CLS International Equity Fund	30,692,340	32,942,545
CLS Shelter Fund	279,126,018	262,800,900

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6.	Investments in Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at October 31, 2018 are noted in the Funds’ Portfolio of Investments. Transactions during the period with companies that are affiliates are as follows:

CLS Global Aggressive Equity

CUSIP	Description	Value- Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value- End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$31,325,000	$—	$1,029,000	$—	$—	$—	$30,296,000	$30,296,000
23908L405	Davis Select International ETF	—	4,844,500	—	—	—	(14,500)	4,830,000	300,000
518416201	Hartford Multifactor Emerging Markets ETF	3,502,371	86,469	—	29,777	—	(493,240)	3,095,600	142,000
92189F684	VanEck Vectors Retail ETF	4,353,750	2,786,900	—	—	—	291,910	7,432,560	72,000
316092782	Fidelity Value Factor ETF	4,749,320	—	—	43,956	—	100,862	4,850,182	148,000
464288786	iShares U.S. Insurance ETF	7,017,213	—	630,764	57,487	289,197	(377,207)	6,009,242	98,000
Total		$50,947,654	$7,717,869	$1,659,764	$131,220	$289,197	$(492,175)	$56,513,584	31,056,000

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CLS Global Diversified Equity

CUSIP	Description	Value- Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value- End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$26,525,000	$—	$1,694,100	$—	$—	$—	$24,830,900	24,830,900
97718W108	WisdomTree Continuous Commodity Index Fund	—	13,002,465	—	—	—	(220,465)	12,782,000	700,000
35473P827	Franklin FTSE Canada ETF	—	653,659	—	4,717	—	(50,693)	602,966	26,000
35473P678	Franklin FTSE United Kingdom ETF	—	1,797,500	—	10,473	—	(170,700)	1,626,800	70,000
78463X533	SPDR S&P Emerging Markets Dividend ETF	47,038,750	—	—	1,107,740	—	(7,562,500)	39,476,250	1,375,000
23908L108	Davis Select Financial ETF	19,192,000	—	—	—	—	(792,000)	18,400,000	800,000
47804J503	John Hancock Multi-Factor Health Care ETF	—	9,614,500	—	25,903	—	348,500	9,963,000	300,000
78467V889	SPDR MFS Systematic Growth Equity ETF	11,878,200	—	—	68,326	—	(54,510)	11,823,690	150,000
47804J875	John Hancock Multifactor Consumer Staples ETF	—	5,236,000	—	95,325	—	204,000	5,440,000	200,000
68386C716	Oppenheimer Russell 1000 Yield Factor ETF	—	907,425	—	14,405	—	(34,546)	872,879	35,000
Total		$104,633,950	$31,211,549	$1,694,100	$1,326,889	$—	$(8,332,914)	$125,818,485	28,486,900

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CLS Growth and Income

CUSIP	Description	Value- Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value- End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$52,500,000	$—	$2,271,400	$—	$—	$—	$50,228,600	50,228,600
316188309	Fidelity Total Bond ETF	23,885,696	8,531,250	—	376,958	—	(452,174)	31,964,772	664,963
33740F805	First Trust TCW Opportunistic Fixed Income ETF	10,088,050	8,627,500	—	180,750	—	(258,950)	18,456,600	380,000
35473P827	Franklin FTSE Canada ETF	—	244,094	—	1,814	—	(12,184)	231,910	10,000
78463X376	SPDR Solactive Canada ETF	—	4,118,243	—	—	—	(12,233)	4,106,011	75,000
Total		$86,473,746	$21,521,087	$2,271,400	$559,522	$—	$(735,541)	$104,987,893	51,358,563

CLS Flexible Income

CUSIP	Description	Value- Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value- End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$42,400,000	$1,743,300	$—	$—	$—	$—	$44,143,300	44,143,300

CLS International Equity

CUSIP	Description	Value- Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value- End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$16,100,000	$—	$9,053,300	$—	$—	$—	$7,046,700	7,046,700

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CLS Shelter Fund

CUSIP	Description	Value- Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value- End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$6,200,000	$861,700	$—	$—	$—	$—	$7,061,700	7,061,700

*	Related management

7.	Shareholders’ Transactions

As of October 31, 2018, the Funds had an unlimited number of shares authorized. Following is a summary of shareholder transactions for each Fund:

	Six Months Ended		Year Ended
	October 31, 2018		April 30, 2018
CLS Global Aggressive Equity Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	784,220	$12,211,257	1,538,080	$23,815,146
Shares issued to shareholders in reinvestment	—	—	511,173	8,010,075
Shares redeemed	(1,581,871)	(24,608,252)	(2,174,210)	(33,602,131)
Net decrease	(797,651)	$(12,396,995)	(124,957)	$(1,776,910)

CLS Global Diversified Equity Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,701,862	$31,471,667	3,170,632	$60,154,971
Shares issued to shareholders in reinvestment	—	—	2,256,120	41,738,217
Shares redeemed	(3,379,147)	(62,577,706)	(5,067,007)	(96,116,513)
Net increase (decrease)	(1,677,285)	$(31,106,039)	359,745	$5,776,675

CLS Growth and Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,750,371	$31,196,859	6,243,077	$71,530,710
Shares issued to shareholders in reinvestment	—	—	2,092,602	23,688,259
Shares redeemed	(5,438,721)	(61,582,705)	(7,221,569)	(82,538,120)
Net increase (decrease)	(2,688,350)	$(30,385,846)	1,114,110	$12,680,849

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October 31, 2018

	Six Months Ended		Year Ended
	October 31, 2018		April 30, 2018
CLS Flexible Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,933,743	$19,559,141	4,717,190	$48,543,342
Shares issued to shareholders in reinvestment	312,958	3,159,942	522,571	5,367,551
Shares redeemed	(3,445,872)	(34,787,102)	(4,138,299)	(42,545,699)
Net increase (decrease)	(1,199,171)	$(12,068,019)	1,101,462	$11,365,194

CLS International Equity Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	773,765	$3,565,402	1,451,152	$7,011,044
Shares issued to shareholders in reinvestment	—	—	618,903	2,939,790
Shares redeemed	(1,453,118)	(6,688,853)	(2,509,559)	(12,088,678)
Net decrease	(679,353)	$(3,123,451)	(439,504)	$(2,137,844)

CLS Shelter Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,361,493	$34,855,658	5,898,817	$84,114,349
Shares issued to shareholders in reinvestment	—	—	252,842	3,681,373
Shares redeemed	(1,362,189)	(20,184,424)	(2,222,581)	(31,643,468)
Net increase	999,304	$14,671,234	3,929,078	$56,152,254

8.	Securities Lending

The CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS International Equity Fund, and CLS Shelter Fund have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the statement of Assets & Liabilities and on the Schedule of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2018

The Lending Agent may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund is deemed an affiliate of the Trust and is managed by CLS Investments, LLC. The Milestone Treasury Obligations Fund is registered under the 1940 Act as an open end investment company, is subject to Rule 2a-7 under the 190 Act, which CLS may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Milestone Treasury Obligations Fund.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2018:

CLS Global Aggressive Equity	Remaining Contractual Maturity of the Agreements as of October 31, 2018
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$31,212,589	$—	$—	$—	$31,212,589
Total Borrowings	$31,212,589	$—	$—	$—	$31,212,589
Gross amount of recognized liabilities for securities lending transactions					$31,212,589

CLS Global Diversified Equity	Remaining Contractual Maturity of the Agreements as of October 31, 2018
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$30,406,661	$—	$—	$—	$30,406,661
Total Borrowings	$30,406,661	$—	$—	$—	$30,406,661
Gross amount of recognized liabilities for securities lending transactions					$30,406,661

CLS Growth and Income	Remaining Contractual Maturity of the Agreements as of October 31, 2018
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$83,292,119	$—	$—	$—	$83,292,119
Total Borrowings	$83,292,119	$—	$—	$—	$83,292,119
Gross amount of recognized liabilities for securities lending transactions					$83,292,119

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2018

CLS Flexible Income	Remaining Contractual Maturity of the Agreements as of October 31, 2018
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$44,612,981	$—	$—	$—	$44,612,981
Total Borrowings	$44,612,981	$—	$—	$—	$44,612,981
Gross amount of recognized liabilities for securities lending transactions					$44,612,981

CLS International Equity	Remaining Contractual Maturity of the Agreements as of October 31, 2018
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$6,905,790	$—	$—	$—	$6,905,790
Total Borrowings	$6,905,790	$—	$—	$—	$6,905,790
Gross amount of recognized liabilities for securities lending transactions					$6,905,790

CLS Shelter	Remaining Contractual Maturity of the Agreements as of October 31, 2018
	Overnight and		Between
Securities Lending Transactions	Continuous	< 30 days	30 & 90 days	> 90 days	Total
Exchange Traded Funds	$6,982,709	$—	$—	$—	$6,982,709
Total Borrowings	$6,982,709	$—	$—	$—	$6,982,709
Gross amount of recognized liabilities for securities lending transactions					$6,982,709

Securities Lending income represents a portion of total investment income and may not continue in the future due to market conditions.

	Gross Amounts		Gross Amounts not offset in the
	Recognized		Statement of Assets & Liabilities
	in Statements		Financial		Cash
	of Assets &		Instruments		Collateral	Net Amount
Fund	Liabilities		Pledged		Pledged	of Assets
CLS Global Aggressive Equity Fund	$31,212,589	(1)	$31,212,589	(2)	$—	$—
CLS Global Diversified Equity Fund	30,406,661	(1)	30,406,661	(2)	—	—
CLS Growth and Income Fund	83,292,119	(1)	83,292,119	(2)	—	—
CLS Flexible Income Fund	44,612,981	(1)	44,612,981	(2)	—	—
CLS International Equity Fund	6,905,790	(1)	6,905,790	(2)	—	—
CLS Shelter Fund	6,982,709	(1)	6,982,709	(2)	—	—

(1)	Collateral for Securities Loaned at value as presented in the Schedule of Investments.

(2)	The amount is limited to the liability balance and accordingly, does not include excess collateral pledged.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2018

9.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of a Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2018, Nationwide Trust Company held the following voting securities for the sole benefit of customers and may be deemed to control the listed Fund:

Fund
CLS Global Aggressive Equity Fund	25.57%

10.	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions for the following periods were as follows:

For the year ended April 30, 2018:

		Long-Term
Portfolio	Ordinary Income	Capital Gains	Total
CLS Global Aggressive Equity Fund	$1,933,764	$6,086,010	$8,019,774
CLS Global Diversified Equity Fund	6,159,421	35,696,516	41,855,937
CLS Growth and Income Fund	9,913,987	13,813,230	23,727,217
CLS Flexible Income Fund	5,382,624	—	5,382,624
CLS International Equity Fund	2,834,663	114,268	2,948,931
CLS Shelter Fund	3,694,454	—	3,694,454

For the year ended April 30, 2017:

		Long-Term
Portfolio	Ordinary Income	Capital Gains	Total
CLS Global Aggressive Equity Fund	$1,669,367	$824,230	$2,493,597
CLS Global Diversified Equity Fund	11,074,151	3,138,244	14,212,395
CLS Growth and Income Fund	6,312,499	747,167	7,059,666
CLS Flexible Income Fund	4,755,543	—	4,755,543
CLS International Equity Fund	422,792	30,407	453,199
CLS Shelter Fund	2,538,161	—	2,538,161

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2018

As of April 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

			Post
			October	Capital			Total
	Undistributed	Undistributed	Loss and	Loss	Other	Unrealized	Accumulated
	Ordinary	Long-Term	Late Year	Carry	Book/Tax	Appreciation/	Earnings/
Portfolio	Income	Capital Gains	Loss	Forwards	Differences	(Depreciation)	(Deficits)
CLS Global Aggressive Equity Fund	$243,965	$6,807,894	$—	$—	$—	$32,749,306	$39,801,165
CLS Global Diversified Fund	—	29,225,823	—	—	—	85,049,101	114,274,924
CLS Growth and Income Fund	1,038,877	13,799,440	—	—	—	35,967,743	50,806,060
CLS Flexible Income Fund	154,647	—	—	(1,839,709)	—	(1,331,872)	(3,016,934)
CLS International Equity Fund	1,616,214	1,955,779	—	—	—	1,828,990	5,400,983
CLS Shelter Fund	14,854,236	24,392,748	—	—	—	(10,453,864)	28,793,120

The difference between book basis and tax basis undistributed net investment income/loss, accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments for partnerships and C-Corporation return of capital distributions.

At April 30, 2018, the Flexible Income Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
CLS Flexible Income Fund	$269,029	$1,570,680	$1,839,709

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)
October 31, 2018

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, and adjustments for paydowns and partnerships, resulted in reclassifications for the year ended April 30, 2018 as follows:

		Undistributed	Undistributed
Portfolio	Paid In Capital	Ordinary Income (Loss)	Long-Term Gains (Loss)
CLS Global Aggressive Equity Fund	$—	$524,221	$(524,221)
CLS Global Diversified Equity Fund	—	2,531,324	(2,531,324)
CLS Growth and Income Fund	—	(812,848)	812,848
CLS Flexible Income Fund	—	320,108	(320,108)
CLS International Equity Fund	—	—	—
CLS Shelter Fund	—	82,058	(82,058)

11.	Recent Accounting Pronouncements And Reporting Updates

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission released Final Rule 33-10532, captioned “Disclosure Update and Simplification,” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes were effective November 5, 2018. Management is currently evaluating the impact that this release will have on the Funds’ financial statements and related disclosures. These amendments have been adapted with these financial statements.

12.	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you may incur ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses: The first line of each row in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of each row in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of each row in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited) (Continued)

	Beginning	Ending	Expense	Expenses
	Account Value	Account Value	Ratio	Paid During
	5/1/2018	10/31/2018	(Annualized)	the Period
CLS Global Aggressive Equity Fund
Actual	$1,000.00	$939.60	1.15%	$5.62	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*

CLS Global Diversified Fund
Actual:	1,000.00	936.50	1.15%	5.61	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*

CLS Growth and Income Fund
Actual	1,000.00	966.50	1.15%	5.70	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*

CLS Flexible Income Fund
Actual	$1,000.00	$994.80	0.80%	$4.02	*
Hypothetical (5% return before expenses):	1,000.00	1,021.17	0.80%	4.08	*

CLS International Equity Fund
Actual	1,000.00	875.80	1.15%	5.44	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*

CLS Shelter Fund
Actual	1,000.00	975.90	1.15%	5.73	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*

*	Expenses are equal to each Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 184/365.

AdvisorOne Funds Semi-Annual Report

THIS PAGE INTENTIONALLY LEFT BLANK

AdvisorOne Funds Semi-Annual Report

Proxy Voting Policy

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

ABOUT CLS

CLS Investments (CLS) is a third party investment manager, ETF strategist, and long-time trusted partner in the financial industry. CLS’s extensive risk management experience, active asset allocation approach, and customizable strategy offerings have led clients to entrust their portfolios to CLS since 1989.

Through CLS’s partnership structure, your financial advisor maintains a direct relationship with you, while CLS’s portfolio management and analytics teams take on the day-to-day research, trading, and operations required to manage your account. Together, you and your advisor use the tools CLS provides to determine the investing strategy, investment types, and risk tolerance level most appropriate for you. Your advisor provides this information to CLS so we can accordingly make timely active asset allocation decisions within your portfolio. Through this mutually beneficial connection, CLS enhances your advisor’s service to you.

1989
Founded

$8.5B*
Assets Under Management

44K+
CLS clients

13
Portfolio managers & analysts

*As of 10/31/2018

888.455.4244	CLSinvest.com	Follow us: @clsinvestments	A	Company

Item 2. Code of Ethics. Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not required for semi-annual reports.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach, Principal Executive Officer/President

Ryan Beach, Principal Executive Officer/ President

Date 1/8/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach, Principal Executive Officer/President

Ryan Beach, Principal Executive Officer/President

Date 1/8/19

By (Signature and Title)

/s/ Daniel Applegarth

Daniel Applegarth, Principal Financial Officer/Treasurer

Date 1/8/19